Label	Element	Value
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Equity	ifrs-full_Equity	$ (4,000,000)
Equity	ifrs-full_Equity	(20,000,000)
Equity attributable to owners of parent [member]
Equity	ifrs-full_Equity	20,298,000,000
Equity	ifrs-full_Equity	20,344,000,000
Equity attributable to owners of parent [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Equity	ifrs-full_Equity	(4,000,000)
Equity	ifrs-full_Equity	(19,000,000)
Accumulated other comprehensive income [member]
Equity	ifrs-full_Equity	(17,000,000)
Equity	ifrs-full_Equity	90,000,000
Share premium [member]
Equity	ifrs-full_Equity	1,162,000,000
Equity	ifrs-full_Equity	1,170,000,000
Retained earnings [member]
Equity	ifrs-full_Equity	(4,942,000,000)
Equity	ifrs-full_Equity	(4,956,000,000)
Retained earnings [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Equity	ifrs-full_Equity	(4,000,000)
Equity	ifrs-full_Equity	(19,000,000)
Non-controlling interests [member]
Equity	ifrs-full_Equity	323,000,000
Equity	ifrs-full_Equity	325,000,000
Non-controlling interests [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Equity	ifrs-full_Equity	(1,000,000)
Preference shares [member] | Issued capital [member]
Equity	ifrs-full_Equity	4,004,000,000
Equity	ifrs-full_Equity	4,004,000,000
Ordinary shares [member] | Issued capital [member]
Equity	ifrs-full_Equity	20,091,000,000
Equity	ifrs-full_Equity	20,036,000,000
Gross carrying amount [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	2,257,000,000
Gross carrying amount [member] | Network Infrastructure And Communication And Network Equipment [Member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	65,048,000,000
Gross carrying amount [member] | Network Infrastructure And Communication And Network Equipment [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	800,000,000
Gross carrying amount [member] | Land and buildings [member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	7,528,000,000
Gross carrying amount [member] | Land and buildings [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	1,457,000,000
Gross carrying amount [member] | Construction in progress [member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	$ 1,764,000,000